Income Taxes - Schedule Of Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Components of Deferred Tax Assets and Liabilities [Abstract]
Federal and state net operating carryforwards	$ 70,569	$ 36,988
Research and development and other credits	13,046	8,000
Stock-based compensation	1,742	240
Deferred revenue	0	228
Other	4,359	1,262
Gross deferred tax assets	89,716	46,718
Valuation allowance	(89,633)	(46,722)
Net deferred tax assets	$ 83	$ (4)